02.28 Fidelity California Limited Term Tax-Free Bond Fund PRO-01 | Fidelity® California Limited Term Tax-Free Bond Fund
Fund Summary Fund: Fidelity® California Limited Term Tax-Free Bond Fund
Investment Objective
The fund seeks a high level of current income, exempt from federal and California personal income taxes.
Fee Table
The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees {- Fidelity® California Limited Term Tax-Free Bond Fund}	02.28 Fidelity California Limited Term Tax-Free Bond Fund PRO-01 Fidelity® California Limited Term Tax-Free Bond Fund Fidelity California Limited Term Tax-Free Bond Fund-Default
Redemption fee on shares held less than 30 days (as a % of amount redeemed)	0.50%

Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Operating Expenses {- Fidelity® California Limited Term Tax-Free Bond Fund}	02.28 Fidelity California Limited Term Tax-Free Bond Fund PRO-01 Fidelity® California Limited Term Tax-Free Bond Fund Fidelity California Limited Term Tax-Free Bond Fund-Default
Management fee	0.36%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.12%
Total annual operating expenses	0.48%

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Sell All Shares
Expense Example {- Fidelity® California Limited Term Tax-Free Bond Fund}	02.28 Fidelity California Limited Term Tax-Free Bond Fund PRO-01 Fidelity® California Limited Term Tax-Free Bond Fund Fidelity California Limited Term Tax-Free Bond Fund-Default USD ($)
1 year	$ 49
3 years	154
5 years	269
10 years	$ 604

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 20% of the average value of its portfolio.

Principal Investment Strategies
  Normally investing at least 80% of assets in investment-grade municipal debt securities whose interest is exempt from federal and California personal income taxes.
  Normally not investing in municipal securities whose interest is subject to federal income tax or in municipal securities whose interest is subject to the federal alternative minimum tax.
  Managing the fund to have similar overall interest rate risk to an index designed to represent Fidelity Management & Research Company (FMR)'s view of how the fund's competitive universe will perform over time.
  Normally maintaining a dollar-weighted average maturity between two and five years.
  Allocating assets across different market sectors and maturities.
  Potentially investing more than 25% of total assets in municipal securities that finance similar types of projects.
  Analyzing the credit quality of the issuer, security-specific features, current and potential future valuation, and trading opportunities to select investments.

Principal Investment Risks
  Municipal Market Volatility. The municipal market is volatile and can be significantly affected by adverse tax, legislative, or political changes and the financial condition of the issuers of municipal securities.
  Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
  Geographic Concentration. Unfavorable political or economic conditions within California can affect the credit quality of issuers located in that state.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Unlike individual debt securities, which typically pay principal at maturity, the value of an investment in the fund will fluctuate. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the Additional Index Information section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.fidelity.com for more recent performance information.

Year-by-Year Returns Calendar Years

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	3.39%	September 30, 2009
Lowest Quarter Return	-1.39%	December 31, 2010
Year-to-Date Return	0.78%	March 31, 2016

Average Annual Returns

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2015

Average Annual Total Returns{- Fidelity® California Limited Term Tax-Free Bond Fund} - 02.28 Fidelity California Limited Term Tax-Free Bond Fund PRO-01 - Fidelity® California Limited Term Tax-Free Bond Fund
	Past 1 year	Past 5 years	Past 10 years
Fidelity California Limited Term Tax-Free Bond Fund-Default | Return Before Taxes	1.70%	2.47%	3.25%
Fidelity California Limited Term Tax-Free Bond Fund-Default | After Taxes on Distributions	1.68%	2.45%	3.23%
Fidelity California Limited Term Tax-Free Bond Fund-Default | After Taxes on Distributions and Sales	1.72%	2.38%	3.09%
Barclays® Municipal Bond Index(reflects no deduction for fees, expenses, or taxes)	3.30%	5.35%	4.72%
Barclays® California Enhanced Municipal 1-7 Year Non-AMT Index(reflects no deduction for fees, expenses, or taxes)	1.72%	2.56%	3.46%